Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease, payments	$ 87,604	$ 80,846
Non-cash transactions to recognize operating assets and liabilities for new leases	58,103	127,060
Operating lease right of use assets	416,383,000	423,088,000
Operating lease liability	463,422,000	463,456,000
Operating lease, expense	$ 84,216,000	79,419,000
Operating lease, expense			$ 77,880,000
Gain related to sale and lease back of buildings		$ 31,400,000